Consolidated Statements Of Changes In Equity (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Taxes on actuarial (loss) gain on employee retirement benefit plans	$ 39	$ 19